Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB VARIABLE PRODUCTS SERIES FUND, INC.
Entity Central Index Key	0000825316
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000028838
Shareholder Report [Line Items]
Fund Name	AB VPS Discovery Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VQ-A-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VQ-A-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[1]
AssetsNet	$ 671,477,323
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 2,458,367
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$671,477,323
# of Portfolio Holdings	93
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net)	$2,458,367

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	20.1%
Financials	19.5%
Information Technology	13.0%
Consumer Discretionary	9.2%
Real Estate	8.9%
Health Care	7.1%
Consumer Staples	5.7%
Materials	4.7%
Utilities	4.3%
Energy	4.1%
Communication Services	2.4%
Short-Term Investments	1.8%
Other assets less liabilities	-0.8%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
BJ's Wholesale Club Holdings, Inc.	$13,176,826	2.0%
Encompass Health Corp.	$12,076,112	1.8%
TXNM Energy, Inc.	$11,714,954	1.7%
Jones Lang LaSalle, Inc.	$11,194,979	1.7%
Hanover Insurance Group, Inc. (The)	$10,499,665	1.6%
Nexstar Media Group, Inc.	$10,477,830	1.6%
IDACORP, Inc.	$10,347,899	1.5%
Tenet Healthcare Corp.	$10,278,224	1.5%
Pentair PLC	$10,087,885	1.5%
RPM International, Inc.	$9,567,064	1.4%
Total	$109,421,438	16.3%

Material Fund Change [Text Block]
C000028839
Shareholder Report [Line Items]
Fund Name	AB VPS Discovery Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VQ-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VQ-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[2]
AssetsNet	$ 671,477,323
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 2,458,367
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$671,477,323
# of Portfolio Holdings	93
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net)	$2,458,367

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	20.1%
Financials	19.5%
Information Technology	13.0%
Consumer Discretionary	9.2%
Real Estate	8.9%
Health Care	7.1%
Consumer Staples	5.7%
Materials	4.7%
Utilities	4.3%
Energy	4.1%
Communication Services	2.4%
Short-Term Investments	1.8%
Other assets less liabilities	-0.8%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
BJ's Wholesale Club Holdings, Inc.	$13,176,826	2.0%
Encompass Health Corp.	$12,076,112	1.8%
TXNM Energy, Inc.	$11,714,954	1.7%
Jones Lang LaSalle, Inc.	$11,194,979	1.7%
Hanover Insurance Group, Inc. (The)	$10,499,665	1.6%
Nexstar Media Group, Inc.	$10,477,830	1.6%
IDACORP, Inc.	$10,347,899	1.5%
Tenet Healthcare Corp.	$10,278,224	1.5%
Pentair PLC	$10,087,885	1.5%
RPM International, Inc.	$9,567,064	1.4%
Total	$109,421,438	16.3%

Material Fund Change [Text Block]
C000098721
Shareholder Report [Line Items]
Fund Name	AB VPS Dynamic Asset Allocation Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VD-A-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VD-A-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[3]
AssetsNet	$ 249,492,569
Holdings Count | Holding	1,424
Advisory Fees Paid, Amount	$ 792,234
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$249,492,569
# of Portfolio Holdings	1,424
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (Net)	$792,234

Holdings [Text Block]

Security Type Breakdown (% Net Assets)

Value	Value
Common Stocks	63.7%
Governments - Treasuries	32.4%
Agencies	0.8%
Purchased Options - Puts	0.4%
Short-Term Investments	2.8%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$8,119,580	3.2%
Microsoft Corp.	$7,398,974	3.0%
Apple, Inc.	$6,491,784	2.6%
U.S. Treasury Notes, 2.00%, due 11/15/26	$4,687,995	1.9%
Amazon.com, Inc.	$4,413,688	1.8%
U.S. Treasury Notes, 2.38%, due 05/15/27	$4,258,434	1.7%
U.S. Treasury Notes, 2.25%, due 11/15/27	$3,469,394	1.4%
Meta Platforms, Inc. - Class A	$3,405,547	1.4%
U.S. Treasury Notes, 1.63%, due 05/15/31	$2,716,094	1.1%
Broadcom, Inc.	$2,593,591	1.0%
Total	$47,555,081	19.1%

Material Fund Change [Text Block]
C000098722
Shareholder Report [Line Items]
Fund Name	AB VPS Dynamic Asset Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VD-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VD-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$56	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[4]
AssetsNet	$ 249,492,569
Holdings Count | Holding	1,424
Advisory Fees Paid, Amount	$ 792,234
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$249,492,569
# of Portfolio Holdings	1,424
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (Net)	$792,234

Holdings [Text Block]

Security Type Breakdown (% Net Assets)

Value	Value
Common Stocks	63.7%
Governments - Treasuries	32.4%
Agencies	0.8%
Purchased Options - Puts	0.4%
Short-Term Investments	2.8%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$8,119,580	3.2%
Microsoft Corp.	$7,398,974	3.0%
Apple, Inc.	$6,491,784	2.6%
U.S. Treasury Notes, 2.00%, due 11/15/26	$4,687,995	1.9%
Amazon.com, Inc.	$4,413,688	1.8%
U.S. Treasury Notes, 2.38%, due 05/15/27	$4,258,434	1.7%
U.S. Treasury Notes, 2.25%, due 11/15/27	$3,469,394	1.4%
Meta Platforms, Inc. - Class A	$3,405,547	1.4%
U.S. Treasury Notes, 1.63%, due 05/15/31	$2,716,094	1.1%
Broadcom, Inc.	$2,593,591	1.0%
Total	$47,555,081	19.1%

Material Fund Change [Text Block]
C000154814
Shareholder Report [Line Items]
Fund Name	AB VPS Global Risk Allocation - Moderate Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Global Risk Allocation - Moderate Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64V2-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64V2-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[5]
AssetsNet	$ 679,275,317
Holdings Count | Holding	1,207
Advisory Fees Paid, Amount	$ 1,415,945
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$679,275,317
# of Portfolio Holdings	1,207
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (Net)	$1,415,945

Holdings [Text Block]

Security Type Breakdown (% Net Assets)

Value	Value
Common Stocks	73.5%
Governments - Treasuries	2.9%
Purchased Options - Puts	0.0%
Short-Term Investments	21.2%
Other assets less liabilities	2.4%

Country Breakdown (% of Net Assets)

Value	Value
United States	55.3%
Japan	7.0%
United Kingdom	2.4%
Germany	2.0%
France	1.9%
Switzerland	1.5%
Australia	1.3%
Netherlands	0.9%
Spain	0.6%
Italy	0.6%
Sweden	0.6%
Denmark	0.4%
Hong Kong	0.4%
Singapore	0.3%
Others	1.2%
Short-Term Investments	21.2%
Other assets less liabilities	2.4%

C000028862
Shareholder Report [Line Items]
Fund Name	AB VPS Relative Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VH-A-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VH-A-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[6]
Material Change Date	Jan. 01, 2025
AssetsNet	$ 1,069,820,546
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,555,941
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,069,820,546
# of Portfolio Holdings	74
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net)	$2,555,941

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	22.0%
Health Care	17.8%
Industrials	16.7%
Consumer Staples	8.6%
Information Technology	8.5%
Consumer Discretionary	6.6%
Energy	5.7%
Communication Services	5.6%
Materials	2.7%
Real Estate	1.2%
Short-Term Investments	4.5%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
JPMorgan Chase & Co.	$44,230,119	4.1%
Berkshire Hathaway, Inc. - Class B	$40,906,206	3.8%
Philip Morris International, Inc.	$39,224,245	3.7%
Johnson & Johnson	$38,061,634	3.5%
Walmart, Inc.	$33,310,713	3.1%
RTX Corp.	$32,002,619	3.0%
EOG Resources, Inc.	$26,644,683	2.5%
Texas Instruments, Inc.	$26,475,910	2.5%
S&P Global, Inc.	$24,841,159	2.3%
Elevance Health, Inc.	$23,038,101	2.2%
Total	$328,735,389	30.7%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's next prospectus, which we expect to be available on or about May 1, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Portfolio added the following risk to its Principal Risks as set forth in its prospectus.

Sector Risk: The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio's investments.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Portfolio added the following risk to its Principal Risks as set forth in its prospectus.

Sector Risk: The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio's investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's next prospectus, which we expect to be available on or about May 1, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000028863
Shareholder Report [Line Items]
Fund Name	AB VPS Relative Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VH-B-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VH-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[7]
Material Change Date	Jan. 01, 2025
AssetsNet	$ 1,069,820,546
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,555,941
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,069,820,546
# of Portfolio Holdings	74
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net)	$2,555,941

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	22.0%
Health Care	17.8%
Industrials	16.7%
Consumer Staples	8.6%
Information Technology	8.5%
Consumer Discretionary	6.6%
Energy	5.7%
Communication Services	5.6%
Materials	2.7%
Real Estate	1.2%
Short-Term Investments	4.5%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
JPMorgan Chase & Co.	$44,230,119	4.1%
Berkshire Hathaway, Inc. - Class B	$40,906,206	3.8%
Philip Morris International, Inc.	$39,224,245	3.7%
Johnson & Johnson	$38,061,634	3.5%
Walmart, Inc.	$33,310,713	3.1%
RTX Corp.	$32,002,619	3.0%
EOG Resources, Inc.	$26,644,683	2.5%
Texas Instruments, Inc.	$26,475,910	2.5%
S&P Global, Inc.	$24,841,159	2.3%
Elevance Health, Inc.	$23,038,101	2.2%
Total	$328,735,389	30.7%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's next prospectus, which we expect to be available on or about May 1, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Portfolio added the following risk to its Principal Risks as set forth in its prospectus.

Sector Risk: The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio's investments.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Portfolio added the following risk to its Principal Risks as set forth in its prospectus.

Sector Risk: The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio's investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's next prospectus, which we expect to be available on or about May 1, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000028852
Shareholder Report [Line Items]
Fund Name	AB VPS Balanced Hedged Allocation Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VW-A-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VW-A-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[8]
AssetsNet	$ 154,668,293
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 333,002
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$154,668,293
# of Portfolio Holdings	22
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (Net)	$333,002

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Investment Companies	87.8%
Inflation-Linked Securities	3.3%
Purchased Options - Calls	2.0%
Purchased Options - Puts	1.7%
Short-Term Investments	4.3%
Other assets less liabilities	0.9%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$51,752,015	33.5%
iShares Core U.S. Aggregate Bond ETF	$22,855,680	14.8%
Vanguard Total Bond Market ETF	$22,795,848	14.8%
iShares Core MSCI EAFE ETF	$22,431,076	14.5%
iShares Core MSCI Emerging Markets ETF	$9,142,569	5.9%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$5,113,384	3.3%
Vanguard Mid-Cap ETF	$3,455,900	2.2%
Vanguard Real Estate ETF	$2,885,544	1.9%
Purchased Options - Calls, S&P 500 Index, USD 6100.00, due 12/18/26	$1,303,200	0.8%
Purchased Options - Calls, S&P 500 Index, USD 6000.00, due 12/18/26	$1,107,960	0.7%
Total	$142,843,176	92.4%

Material Fund Change [Text Block]
C000028853
Shareholder Report [Line Items]
Fund Name	AB VPS Balanced Hedged Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VW-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VW-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[9]
AssetsNet	$ 154,668,293
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 333,002
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$154,668,293
# of Portfolio Holdings	22
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (Net)	$333,002

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Investment Companies	87.8%
Inflation-Linked Securities	3.3%
Purchased Options - Calls	2.0%
Purchased Options - Puts	1.7%
Short-Term Investments	4.3%
Other assets less liabilities	0.9%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$51,752,015	33.5%
iShares Core U.S. Aggregate Bond ETF	$22,855,680	14.8%
Vanguard Total Bond Market ETF	$22,795,848	14.8%
iShares Core MSCI EAFE ETF	$22,431,076	14.5%
iShares Core MSCI Emerging Markets ETF	$9,142,569	5.9%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$5,113,384	3.3%
Vanguard Mid-Cap ETF	$3,455,900	2.2%
Vanguard Real Estate ETF	$2,885,544	1.9%
Purchased Options - Calls, S&P 500 Index, USD 6100.00, due 12/18/26	$1,303,200	0.8%
Purchased Options - Calls, S&P 500 Index, USD 6000.00, due 12/18/26	$1,107,960	0.7%
Total	$142,843,176	92.4%

Material Fund Change [Text Block]
C000028828
Shareholder Report [Line Items]
Fund Name	AB VPS International Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VF-A-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VF-A-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.91%	[10]
AssetsNet	$ 306,815,261
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,002,063
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$306,815,261
# of Portfolio Holdings	62
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$1,002,063

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Value	Value
Japan	24.5%
United Kingdom	13.5%
United States	9.0%
France	8.6%
Spain	6.3%
Germany	5.4%
Switzerland	5.1%
Netherlands	4.5%
Italy	3.4%
Denmark	3.2%
Hong Kong	2.7%
Taiwan	2.1%
South Korea	1.7%
Portugal	1.7%
Others	5.3%
Short-Term Investments	2.7%
Other assets less liabilities	0.3%

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	20.9%
Financials	15.5%
Health Care	13.0%
Consumer Discretionary	9.6%
Energy	7.2%
Information Technology	7.1%
Materials	6.7%
Communication Services	5.8%
Consumer Staples	5.0%
Utilities	3.5%
Real Estate	2.7%
Short-Term Investments	2.7%
Other assets less liabilities	0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$10,782,287	3.5%
Roche Holding AG	$9,820,335	3.2%
Airbus SE	$7,215,540	2.4%
AXA SA	$6,911,877	2.3%
Tokyo Electron Ltd.	$6,894,337	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,509,344	2.1%
Melrose Industries PLC	$6,258,504	2.0%
Industria de Diseno Textil SA	$6,212,383	2.0%
Resona Holdings, Inc.	$6,039,299	2.0%
Haleon PLC	$5,894,087	1.9%
Total	$72,537,993	23.6%

C000028829
Shareholder Report [Line Items]
Fund Name	AB VPS International Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VF-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VF-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$65	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.16%	[11]
AssetsNet	$ 306,815,261
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,002,063
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$306,815,261
# of Portfolio Holdings	62
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$1,002,063

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Value	Value
Japan	24.5%
United Kingdom	13.5%
United States	9.0%
France	8.6%
Spain	6.3%
Germany	5.4%
Switzerland	5.1%
Netherlands	4.5%
Italy	3.4%
Denmark	3.2%
Hong Kong	2.7%
Taiwan	2.1%
South Korea	1.7%
Portugal	1.7%
Others	5.3%
Short-Term Investments	2.7%
Other assets less liabilities	0.3%

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	20.9%
Financials	15.5%
Health Care	13.0%
Consumer Discretionary	9.6%
Energy	7.2%
Information Technology	7.1%
Materials	6.7%
Communication Services	5.8%
Consumer Staples	5.0%
Utilities	3.5%
Real Estate	2.7%
Short-Term Investments	2.7%
Other assets less liabilities	0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$10,782,287	3.5%
Roche Holding AG	$9,820,335	3.2%
Airbus SE	$7,215,540	2.4%
AXA SA	$6,911,877	2.3%
Tokyo Electron Ltd.	$6,894,337	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,509,344	2.1%
Melrose Industries PLC	$6,258,504	2.0%
Industria de Diseno Textil SA	$6,212,383	2.0%
Resona Holdings, Inc.	$6,039,299	2.0%
Haleon PLC	$5,894,087	1.9%
Total	$72,537,993	23.6%

C000028830
Shareholder Report [Line Items]
Fund Name	AB VPS Large Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VL-A-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VL-A-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[12]
AssetsNet	$ 978,885,448
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,741,199
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$978,885,448
# of Portfolio Holdings	55
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net)	$2,741,199

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	37.7%
Communication Services	17.7%
Consumer Discretionary	13.6%
Health Care	11.9%
Financials	7.3%
Industrials	6.2%
Consumer Staples	5.2%
Materials	1.3%
Short-Term Investments	1.1%
Other assets less liabilities	-2.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$103,919,344	10.6%
Microsoft Corp.	$86,990,045	8.9%
Meta Platforms, Inc. - Class A	$64,489,137	6.6%
Amazon.com, Inc.	$62,470,206	6.4%
Netflix, Inc.	$55,523,008	5.7%
Broadcom, Inc.	$50,205,513	5.1%
Alphabet, Inc. - Class C	$49,490,746	5.0%
Visa, Inc. - Class A	$45,736,121	4.7%
Eli Lilly & Co.	$26,196,106	2.7%
Costco Wholesale Corp.	$25,426,609	2.6%
Total	$570,446,835	58.3%

Material Fund Change [Text Block]
C000028831
Shareholder Report [Line Items]
Fund Name	AB VPS Large Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VL-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VL-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$46	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[13]
AssetsNet	$ 978,885,448
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,741,199
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$978,885,448
# of Portfolio Holdings	55
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net)	$2,741,199

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	37.7%
Communication Services	17.7%
Consumer Discretionary	13.6%
Health Care	11.9%
Financials	7.3%
Industrials	6.2%
Consumer Staples	5.2%
Materials	1.3%
Short-Term Investments	1.1%
Other assets less liabilities	-2.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$103,919,344	10.6%
Microsoft Corp.	$86,990,045	8.9%
Meta Platforms, Inc. - Class A	$64,489,137	6.6%
Amazon.com, Inc.	$62,470,206	6.4%
Netflix, Inc.	$55,523,008	5.7%
Broadcom, Inc.	$50,205,513	5.1%
Alphabet, Inc. - Class C	$49,490,746	5.0%
Visa, Inc. - Class A	$45,736,121	4.7%
Eli Lilly & Co.	$26,196,106	2.7%
Costco Wholesale Corp.	$25,426,609	2.6%
Total	$570,446,835	58.3%

Material Fund Change [Text Block]
C000028836
Shareholder Report [Line Items]
Fund Name	AB VPS Small Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VS-A-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VS-A-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[14]
AssetsNet	$ 63,954,957
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 119,455
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$63,954,957
# of Portfolio Holdings	104
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (Net)	$119,455

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	25.3%
Information Technology	23.4%
Health Care	20.7%
Consumer Discretionary	14.0%
Financials	10.5%
Consumer Staples	3.5%
Materials	1.2%
Energy	0.6%
Short-Term Investments	3.1%
Other assets less liabilities	-2.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Credo Technology Group Holding Ltd.	$1,543,475	2.4%
AeroVironment, Inc.	$1,282,560	2.0%
SPX Technologies, Inc.	$1,054,539	1.7%
Construction Partners, Inc. - Class A	$1,039,099	1.6%
Alkami Technology, Inc.	$1,023,313	1.6%
Casella Waste Systems, Inc. - Class A	$1,002,768	1.6%
Primoris Services Corp.	$995,294	1.6%
SiTime Corp.	$990,396	1.5%
Ollie's Bargain Outlet Holdings, Inc.	$990,195	1.5%
Celsius Holdings, Inc.	$961,572	1.5%
Total	$10,883,211	17.0%

Material Fund Change [Text Block]
C000028837
Shareholder Report [Line Items]
Fund Name	AB VPS Small Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VS-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VS-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$56	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%	[15]
AssetsNet	$ 63,954,957
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 119,455
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$63,954,957
# of Portfolio Holdings	104
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (Net)	$119,455

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	25.3%
Information Technology	23.4%
Health Care	20.7%
Consumer Discretionary	14.0%
Financials	10.5%
Consumer Staples	3.5%
Materials	1.2%
Energy	0.6%
Short-Term Investments	3.1%
Other assets less liabilities	-2.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Credo Technology Group Holding Ltd.	$1,543,475	2.4%
AeroVironment, Inc.	$1,282,560	2.0%
SPX Technologies, Inc.	$1,054,539	1.7%
Construction Partners, Inc. - Class A	$1,039,099	1.6%
Alkami Technology, Inc.	$1,023,313	1.6%
Casella Waste Systems, Inc. - Class A	$1,002,768	1.6%
Primoris Services Corp.	$995,294	1.6%
SiTime Corp.	$990,396	1.5%
Ollie's Bargain Outlet Holdings, Inc.	$990,195	1.5%
Celsius Holdings, Inc.	$961,572	1.5%
Total	$10,883,211	17.0%

Material Fund Change [Text Block]
C000028860
Shareholder Report [Line Items]
Fund Name	AB VPS Sustainable Global Thematic Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VA-A-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VA-A-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[16]
AssetsNet	$ 162,412,703
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 535,350
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$162,412,703
# of Portfolio Holdings	56
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net)	$535,350

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Value	Value
United States	62.3%
United Kingdom	5.8%
Brazil	5.5%
Canada	5.0%
Japan	2.7%
Switzerland	2.7%
Taiwan	2.6%
China	2.4%
Hong Kong	2.4%
Germany	1.9%
Italy	1.9%
France	1.4%
India	1.1%
Ireland	1.0%
Short-Term Investments	1.7%
Other assets less liabilities	-0.4%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	35.6%
Industrials	17.0%
Financials	16.4%
Health Care	12.9%
Consumer Discretionary	6.0%
Utilities	4.7%
Consumer Staples	3.8%
Energy	2.3%
Short-Term Investments	1.7%
Other assets less liabilities	-0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$6,825,460	4.2%
Flex Ltd.	$5,692,777	3.5%
NVIDIA Corp.	$5,587,632	3.4%
Visa, Inc. - Class A	$4,187,105	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$4,168,906	2.6%
London Stock Exchange Group PLC	$4,142,011	2.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$4,085,713	2.5%
Rockwell Automation, Inc.	$3,996,337	2.5%
AIA Group Ltd.	$3,819,038	2.4%
Cameco Corp.	$3,810,226	2.3%
Total	$46,315,205	28.5%

C000028861
Shareholder Report [Line Items]
Fund Name	AB VPS Sustainable Global Thematic Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VA-B-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VA-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$60	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%	[17]
AssetsNet	$ 162,412,703
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 535,350
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$162,412,703
# of Portfolio Holdings	56
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net)	$535,350

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Value	Value
United States	62.3%
United Kingdom	5.8%
Brazil	5.5%
Canada	5.0%
Japan	2.7%
Switzerland	2.7%
Taiwan	2.6%
China	2.4%
Hong Kong	2.4%
Germany	1.9%
Italy	1.9%
France	1.4%
India	1.1%
Ireland	1.0%
Short-Term Investments	1.7%
Other assets less liabilities	-0.4%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	35.6%
Industrials	17.0%
Financials	16.4%
Health Care	12.9%
Consumer Discretionary	6.0%
Utilities	4.7%
Consumer Staples	3.8%
Energy	2.3%
Short-Term Investments	1.7%
Other assets less liabilities	-0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$6,825,460	4.2%
Flex Ltd.	$5,692,777	3.5%
NVIDIA Corp.	$5,587,632	3.4%
Visa, Inc. - Class A	$4,187,105	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$4,168,906	2.6%
London Stock Exchange Group PLC	$4,142,011	2.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$4,085,713	2.5%
Rockwell Automation, Inc.	$3,996,337	2.5%
AIA Group Ltd.	$3,819,038	2.4%
Cameco Corp.	$3,810,226	2.3%
Total	$46,315,205	28.5%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized